Corporate General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Corporate General and Administrative Expenses
Corporate general and administrative expenses

22. Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Salaries and employee benefits	$2,502	$2,848
Directors’ fees	341	372
Share-based payments	1,764	2,487
Professional fees	1,921	1,568
Office and general	2,078	2,105
	$8,606	$9,380